Convertible Loans (Details) - Schedule of convertible loans - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of convertible loans [Abstract]
Convertible loans, net of discount of $41,611	$ 383,313	$ 152,058
Convertible loans – related party	113,130
Total Convertible loans	496,443	152,058
Less: current portion	(463,980)
Convertible loans, long term	$ 32,463	$ 152,058